Balance Sheet Components - Schedule of Accrued Expenses (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Accrued compensation	$ 356	$ 2,023	$ 3,154
Accrued direct research costs	1,999	764	1,321
Accrued operating expenses	481	432	707
Accrued interest		0	1,483
Total accrued expenses	$ 4,908	3,219	$ 6,665
Previously Reported [Member]
Accrued Liabilities, Current [Abstract]
Accrued compensation		1,274
Accrued direct research costs		1,196
Accrued operating expenses		$ 749